Commitments and Contingencies (Schedule of Operating Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Bandwidth leasing [Member]
Operating Commitments [Line Items]
2015	$ 5,941
2016	424
2017 and thereafter	0
Total minimum payments required	6,365
Office rental [Member]
Operating Commitments [Line Items]
2015	8,362
2016	6,857
2017 and thereafter	7,047
Total minimum payments required	22,266
Fees for operating rights of licensed games in development [Member]
Operating Commitments [Line Items]
2015	5,554
2016	150
2017 and thereafter	0
Total minimum payments required	5,704
Interest payment commitment [Member]
Operating Commitments [Line Items]
2015	6,845
2016	6,484
2017 and thereafter	3,614
Total minimum payments required	16,943
Others [Member]
Operating Commitments [Line Items]
2015	577
2016	245
2017 and thereafter	25
Total minimum payments required	$ 847